FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

15. FINANCIAL INSTRUMENTS

The main risks arising from the Group’s financial instruments are liquidity risk, interest rate risk and credit risk. The Directors regularly review and agree policies for managing each of these risks which are summarized below.

Liquidity risk

The Group’s policy is to regularly monitor current and expected liquidity requirements to ensure that it maintains sufficient reserves of cash to meet its liquidity requirements in the short and long term. The Group ordinarily finances its activities through cash generated from by private and public offerings of equity and debt securities.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2025
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	587,947	7,779,619	8,367,566
Related party payables	108,272	751,053	859,325
	696,219	8,530,672	9,226,891

Group	2024
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	1,028,764	6,033,373	7,062,137
Related party payables	25,019	333,690	358,709
	1,053,783	6,367,063	7,420,846

Credit risk

Credit risk is managed on a Group basis. Credit risk arises principally from cash and cash equivalents and deposits with banks and financial institutions.as well as outstanding receivables. The Group reviews its banking arrangements carefully to minimize such risks and currently has no customers and therefore this risk is viewed as minimal. Management monitor loans between members of the Group as part of their internal reporting and assess outstanding receivables for ability to be repaid.

Interest rate risk

The Group has limited exposure to interest-rate risk arising from its bank deposits and convertible loan note instruments. These deposit accounts are held at variable interest rates based on Barclays Bank plc, Alpha Group International plc, Wells Fargo and Penn Community Bank base rates.

The Directors do not consider the impact of possible interest rate changes based on current market conditions to be material to the net result for the year or the equity position at the year-end for either the year ended March 31, 2025 or March 31, 2024.